Financial Instruments - Reconciliation of Liabilities Arising From Financing Activities (Detail) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 111,070,988	$ 3,747,334
Financing cash flows	(19,636,346)	(662,494)
Non-cash changes
Amortization of issuance cost	325,253	10,973
Converted to ordinary shares in current period	(11,650,369)	(393,062)
Effects of exchange rate changes	(3,597,647)	(121,379)
Ending balance	76,511,879	2,581,372
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,955,522	707,001
Financing cash flows	(2,038,993)	(68,792)
Non-cash changes
Effects of exchange rate changes	(954,058)	(32,188)
Ending balance	17,962,471	606,021
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	36,999,903	1,248,310
Financing cash flows	(1,123,972)	(37,920)
Non-cash changes
Amortization of issuance cost	319,463	10,778
Converted to ordinary shares in current period	(11,650,369)	(393,062)
Effects of exchange rate changes	(1,402,245)	(47,310)
Ending balance	23,142,780	780,796
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	53,115,563	1,792,023
Financing cash flows	(16,473,381)	(555,782)
Non-cash changes
Amortization of issuance cost	5,790	195
Effects of exchange rate changes	(1,241,344)	(41,881)
Ending balance	$ 35,406,628	$ 1,194,555